Business Acquisitions - Schedule of Supplemental Pro-Forma Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Pro-forma revenues	$ 360.7	$ 364.1	$ 331.7
Pro-forma net income	$ 90.6	$ 28.5	$ 23.9